Employee Benefits Expense - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Personnel costs	€ 211,635	€ 194,484	€ 173,654
Increase in personnel costs	17,151	20,830
Non-recurring out of cycle bonus to personnel amount	6,526
Cash Settled Awards
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Personnel costs		€ 2,394	€ 1,284
Non-recurring accrual reversal amount	€ (9,884)